UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	AUSTRALIA — 4.5%
2,062,879	CSL Ltd.	$293,330,387
	CANADA — 9.5%
1,326,711	Canadian Pacific Railway Ltd.	271,843,084
3,137,220	Dollarama, Inc.	84,447,086
1,513,550	Shopify, Inc.*	254,987,769
		611,277,939
	CHINA — 3.9%
5,734,100	Tencent Holdings Ltd.	255,249,656
	DENMARK — 3.0%
2,013,009	Chr Hansen Holding A/S	191,167,154
	FRANCE — 10.6%
1,966,223	EssilorLuxottica S.A.	249,070,291
739,881	LVMH Moet Hennessy Louis Vuitton S.E.	237,345,306
1,195,750	Pernod Ricard S.A.	198,383,506
		684,799,103
	GERMANY — 3.4%
925,943	adidas A.G.	220,311,906
	HONG KONG — 3.7%
26,270,200	AIA Group Ltd.	237,205,457
	INDIA — 3.4%
2,224,094	HDFC Bank Ltd. - ADR	218,450,513
	IRELAND — 8.1%
1,661,468	Accenture PLC - Class A	255,118,411
1,339,641	ICON PLC*	187,388,983
1,130,746	Ryanair Holdings PLC - ADR*	80,282,966
		522,790,360
	JAPAN — 3.7%
470,700	Keyence Corp.	242,229,540
	MEXICO — 2.5%
61,922,223	Wal-Mart de Mexico S.A.B. de C.V.	162,558,667

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 3.2%
717,540	ASML Holding N.V.	$125,591,026
1,209,538	Core Laboratories N.V.	81,595,434
		207,186,460
	SPAIN — 2.8%
1,674,805	Amadeus IT Group S.A.	121,784,796
2,118,959	Industria de Diseno Textil S.A.	59,271,918
		181,056,714
	SWEDEN — 4.4%
4,459,844	Atlas Copco A.B. - A Shares	116,353,803
3,446,610	Hexagon A.B. - B Shares	168,784,587
		285,138,390
	SWITZERLAND — 11.1%
1,689,587	Chubb Ltd.	224,799,550
329,285	Geberit A.G.	128,721,496
2,656,376	Nestle S.A.	231,581,498
1,004,745	Sika A.G.	132,675,744
		717,778,288
	TAIWAN — 3.3%
5,621,761	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	211,490,649
	UNITED KINGDOM — 7.3%
10,186,936	Compass Group PLC	217,994,284
10,076,625	Experian PLC	253,008,669
		471,002,953
	UNITED STATES — 5.3%
356,867	Mettler-Toledo International, Inc.*	227,738,245
1,215,979	ResMed, Inc.	115,724,721
		343,462,966
	TOTAL COMMON STOCKS
	(Cost $5,232,243,704)	6,056,487,102

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 6.0%
$385,591,753	UMB Money Market II Special, 1.97%[1]	$385,591,753
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $385,591,753)	385,591,753
	TOTAL INVESTMENTS — 99.7%
	(Cost $5,617,835,457)	6,442,078,855
	Other Assets in Excess of Liabilities — 0.3%	20,424,465
	TOTAL NET ASSETS — 100.0%	$6,462,503,320

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	ARGENTINA — 5.1%
10,554	Globant S.A.*	$713,450
4,812	MercadoLibre, Inc.	1,751,568
		2,465,018
	BRAZIL — 3.7%
52,900	Hapvida Participacoes e Investimentos S.A.[1]	496,626
64,800	Lojas Renner S.A.	808,401
51,800	Notre Dame Intermedica Participacoes S.A.*	476,926
		1,781,953
	CHINA — 27.4%
20,348	Alibaba Group Holding Ltd. - ADR*	3,428,435
146,574	ANTA Sports Products Ltd.	758,217
222,940	By-health Co., Ltd. - Class A	573,337
79,367	China International Travel Service Corp. Ltd. - Class A	649,466
66,800	Hangzhou Tigermed Consulting Co., Ltd. - Class A	435,567
157,400	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	571,363
777,000	Kingdee International Software Group Co., Ltd.	750,979
65,000	Shenzhou International Group Holdings Ltd.	765,393
70,800	Tencent Holdings Ltd.	3,151,615
372,000	TravelSky Technology Ltd. - Class H	1,010,428
105,200	WuXi AppTec Co., Ltd. - Class H*,[1]	1,072,484
		13,167,284
	CZECH REPUBLIC — 1.5%
17,956	Komercni banka A.S.	723,979
	HONG KONG — 5.4%
222,356	AIA Group Ltd.	2,007,752
189,000	China Mengniu Dairy Co., Ltd.*	585,399
		2,593,151
	INDIA — 9.8%
29,582	Asian Paints Ltd.	588,874
2,499	Eicher Motors Ltd.	669,837
50,743	Godrej Consumer Products Ltd.	506,126
21,692	HDFC Bank Ltd. - ADR	2,130,588
72,533	UPL Ltd.	804,254
		4,699,679
	INDONESIA — 3.1%
389,100	Bank Central Asia Tbk P.T.	787,116

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
25,857	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	$723,220
		1,510,336
	MEXICO — 7.2%
476,961	Becle S.A.B. de C.V.	609,349
77,499	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	431,219
4,698	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	854,801
140,464	Regional S.A.B. de C.V.	742,489
322,384	Wal-Mart de Mexico S.A.B. de C.V.	846,325
		3,484,183
	PERU — 1.8%
3,570	Credicorp Ltd.	866,725
	RUSSIA — 4.7%
66,833	Yandex N.V. - Class A*	2,244,252
	SOUTH AFRICA — 4.1%
11,438	Capitec Bank Holdings Ltd.	1,008,935
64,806	Clicks Group Ltd.	962,040
		1,970,975
	SOUTH KOREA — 3.9%
4,820	Cafe24 Corp.*	482,210
17,098	Douzone Bizon Co., Ltd.	635,299
17,806	Samsung Electronics Co., Ltd.	742,406
		1,859,915
	SPAIN — 1.4%
294,156	Prosegur Cash S.A.[1]	688,339
	SWITZERLAND — 2.5%
29,969	Wizz Air Holdings PLC*,[1]	1,190,140
	TAIWAN — 7.8%
65,000	Airtac International Group	766,628
79,896	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,005,688
		3,772,316
	THAILAND — 1.2%
238,000	CP ALL PCL	593,193

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TURKEY — 0.5%
61,774	Arcelik A.S.	$221,628
	UNITED ARAB EMIRATES — 1.8%
25,932	NMC Health PLC	877,895
	UNITED STATES — 1.5%
5,120	EPAM Systems, Inc.*	724,378
	VIETNAM — 1.0%
85,898	Vietnam Dairy Products JSC	500,551
	TOTAL COMMON STOCKS
	(Cost $40,505,857)	45,935,890

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$1,866,470	UMB Money Market II Special, 1.97%[2]	1,866,470
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,866,470)	1,866,470
	TOTAL INVESTMENTS — 99.3%
	(Cost $42,372,327)	47,802,360
	Other Assets in Excess of Liabilities — 0.7%	321,153
	TOTAL NET ASSETS — 100.0%	$48,123,513

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,447,589, which represents 7.16% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	ARGENTINA — 3.2%
6,532	MercadoLibre, Inc.	$2,377,648
	CANADA — 6.3%
26,466	Canadian National Railway Co.	2,210,440
14,606	Shopify, Inc.*	2,460,673
		4,671,113
	CHINA — 3.4%
57,300	Tencent Holdings Ltd.	2,550,671
	FRANCE — 4.6%
9,079	EssilorLuxottica S.A.	1,150,078
13,845	Pernod Ricard S.A.	2,296,985
		3,447,063
	GERMANY — 2.7%
23,935	Symrise A.G.	1,987,991
	HONG KONG — 3.0%
247,000	AIA Group Ltd.	2,230,274
	INDIA — 3.2%
24,453	HDFC Bank Ltd. - ADR	2,401,774
	JAPAN — 3.0%
4,305	Keyence Corp.	2,215,420
	NETHERLANDS — 0.3%
311	Adyen N.V.*,[1]	230,761
	SWEDEN — 1.5%
41,374	Atlas Copco A.B. - A Shares	1,079,415
	SWITZERLAND — 2.3%
12,581	Chubb Ltd.	1,673,902
	TAIWAN — 2.7%
53,523	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,013,535
	UNITED KINGDOM — 5.9%
86,424	Compass Group PLC	1,849,421

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
22,175	STERIS PLC	$2,529,281
		4,378,702
	UNITED STATES — 57.0%
35,235	Activision Blizzard, Inc.	1,664,501
21,159	Agilent Technologies, Inc.	1,609,142
1,211	Amazon.com, Inc.*	2,081,382
26,689	Amphenol Corp. - Class A	2,346,497
9,370	ANSYS, Inc.*	1,539,960
72,841	Boston Scientific Corp.*	2,778,884
28,869	Charles Schwab Corp.	1,350,203
10,169	Cooper Cos., Inc.	2,834,710
13,183	Costco Wholesale Corp.	2,829,467
17,989	Crown Castle International Corp. - REIT	2,105,792
14,338	Ecolab, Inc.	2,267,842
26,368	First Republic Bank	2,547,940
31,780	Graco, Inc.	1,377,027
4,320	Illumina, Inc.*	1,208,693
3,090	Mettler-Toledo International, Inc.*	1,971,914
21,264	Schlumberger Ltd.	940,081
3,505	Sherwin-Williams Co.	1,477,428
11,385	Stryker Corp.	2,021,635
19,487	Verisk Analytics, Inc.*	2,287,969
20,587	Visa, Inc. - Class A	2,779,451
21,310	West Pharmaceutical Services, Inc.	2,307,234
		42,327,752
	TOTAL COMMON STOCKS
	(Cost $69,138,790)	73,586,021

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$706,527	UMB Money Market II Special, 1.97%[2]	706,527
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $706,527)	706,527
	TOTAL INVESTMENTS — 100.0%
	(Cost $69,845,317)	74,292,548
	Liabilities in Excess of Other Assets — (0.0)%	(6,534)
	TOTAL NET ASSETS — 100.0%	$74,286,014

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $230,761, which represents 0.31% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.6%
	AUSTRALIA — 5.0%
26,406	Afterpay Touch Group Ltd.*	$308,484
22,615	Bellamy's Australia Ltd.*	143,492
22,983	Netwealth Group Ltd.	120,378
		572,354
	BRAZIL — 2.8%
5,954	Azul S.A. - ADR*	180,108
16,100	Notre Dame Intermedica Participacoes S.A.*	148,234
		328,342
	CANADA — 6.2%
12,162	CAE, Inc.	258,419
2,500	Cargojet, Inc.	145,643
5,400	Descartes Systems Group, Inc.*	167,836
2,453	Kinaxis, Inc.*	145,855
		717,753
	CHINA — 3.7%
19,000	Hangzhou Tigermed Consulting Co., Ltd. - Class A	123,889
159,000	Kingdee International Software Group Co., Ltd.	153,675
37,000	Vitasoy International Holdings Ltd.	150,523
		428,087
	DENMARK — 1.3%
1,966	SimCorp A/S	155,161
	GERMANY — 7.5%
4,398	Delivery Hero S.E.*,[1]	162,427
7,314	Evotec A.G.*	171,738
5,129	Isra Vision A.G.	173,154
904	Nemetschek S.E.	116,018
8,418	RIB Software S.E.	122,248
394	XING S.E.	118,000
		863,585
	INDIA — 1.4%
19,329	Syngene International Ltd.[1]	157,948
	IRELAND — 2.8%
1,171	ICON PLC*	163,800
10,232	Keywords Studios PLC	160,817
		324,617

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 3.2%
15,075	Brembo S.p.A.	$172,193
6,019	Interpump Group S.p.A.	193,909
		366,102
	JAPAN — 19.5%
4,200	Asahi Intecc Co., Ltd.	182,793
4,650	en-japan, Inc.	174,889
3,960	GMO Payment Gateway, Inc.	204,982
5,335	Harmonic Drive Systems, Inc.	187,447
18,100	Japan Material Co., Ltd.	209,500
8,000	Mercari, Inc.*	170,218
6,740	MonotaRO Co., Ltd.	143,919
9,500	Nihon M&A Center, Inc.	238,153
4,775	Pigeon Corp.	187,215
4,800	Raksul, Inc.*	127,618
9,500	Rakus Co., Ltd.	168,414
7,125	Yume No. Machi Souzou Iinkai Co., Ltd.	96,002
7,600	ZOZO, Inc.	153,783
		2,244,933
	JERSEY — 1.1%
18,821	Sanne Group PLC	123,420
	MEXICO — 1.1%
25,000	Regional S.A.B. de C.V.	132,149
	NETHERLANDS — 2.9%
2,843	Shop Apotheke Europe N.V.*,[1]	117,143
3,512	Takeaway.com N.V.*,[1]	222,691
		339,834
	SOUTH KOREA — 5.0%
1,647	Cafe24 Corp.*	164,772
2,019	Dentium Co., Ltd.	133,084
3,527	Douzone Bizon Co., Ltd.	131,050
318	Medy-Tox, Inc.	149,073
		577,979
	SWEDEN — 10.3%
5,509	Avanza Bank Holding A.B.	250,602
14,625	Beijer Ref A.B.	222,053
13,041	Biotage A.B.	167,402
5,053	Cellavision A.B.	135,601

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
7,124	Indutrade A.B.	$179,178
13,326	Medicover A.B.*	105,449
7,167	Vitrolife A.B.	126,599
		1,186,884
	SWITZERLAND — 5.2%
822	Tecan Group A.G.	165,982
2,018	VAT Group A.G. *,[1]	208,932
5,538	Wizz Air Holdings PLC*,[1]	219,927
		594,841
	TAIWAN — 2.9%
15,200	Airtac International Group	179,273
19,067	Sunny Friend Environmental Technology Co., Ltd.	155,191
		334,464
	UNITED KINGDOM — 13.6%
9,617	Abcam PLC	167,628
7,364	accesso Technology Group PLC*	138,379
4,147	ASOS PLC*	179,836
700	Craneware PLC	25,948
4,890	Dechra Pharmaceuticals PLC	151,932
7,704	Frontier Developments PLC*	90,058
23,556	GB Group PLC	142,492
9,089	Halma PLC	167,170
14,683	Ocado Group PLC*	191,041
2,254	Spirax-Sarco Engineering PLC	189,570
41,481	Team17 Group PLC*	121,059
		1,565,113
	UNITED STATES — 1.1%
1,506	Elastic N.V.*	128,010
	TOTAL COMMON STOCKS
	(Cost $11,688,173)	11,141,576

	EQUITY CERTIFICATES — 1.2%
7,200	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*,[3]	140,564
	TOTAL EQUITY CERTIFICATES
	(Cost $165,431)	140,564

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.1%
$355,764	UMB Money Market II Special, 1.97%[2]	$355,764
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $355,764)	355,764
	TOTAL INVESTMENTS — 100.9%
	(Cost $12,209,368)	11,637,904
	Liabilities in Excess of Other Assets — (0.9)%	(108,878)
	TOTAL NET ASSETS — 100.0%	$11,529,026

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,089,068, which represents 9.45% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At January 31, 2019, the value of these restricted securities amounted to $140,564 or 1.2 % of net assets. These restricted securities have not been deemed illiquid.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	7/12/18	$36,997
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/3/18	15,867
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/14/18	11,896
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/16/18	2,080
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/9/18	2,076
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/10/18	70,202
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	12/4/18	26,313

See accompanying Notes to Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

At January 31, 2019, International Small Cap Growth Fund had unrealized depreciation of $(24,867) as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund represented 1.2% of its total market value of investments at January 31, 2019.

Note 3 – Federal Income Taxes

At January 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$5,618,210,389	$42,469,371	$69,940,635	$12,209,550
Gross unrealized appreciation	$1,087,987,301	$7,046,789	$6,189,801	$698,877
Gross unrealized depreciation	(264,118,835)	(1,713,800)	(1,837,888)	(1,270,523)
Net unrealized appreciation (depreciation) on investments	$823,868,466	$5,332,989	$4,351,913	$(571,646)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Australia	$-	$293,330,387	$-	$293,330,387
Canada	611,277,939	-	-	611,277,939
China	-	255,249,656	-	255,249,656
Denmark	-	191,167,154	-	191,167,154
France	-	684,799,103	-	684,799,103
Germany	-	220,311,906	-	220,311,906
Hong Kong	-	237,205,457	-	237,205,457
India	218,450,513	-	-	218,450,513
Ireland	522,790,360	-	-	522,790,360
Japan	-	242,229,540	-	242,229,540
Mexico	162,558,667	-	-	162,558,667
Netherlands	207,186,460	-	-	207,186,460
Spain	-	181,056,714	-	181,056,714
Sweden	-	285,138,390	-	285,138,390
Switzerland	224,799,550	492,978,738	-	717,778,288
Taiwan	211,490,649	-	-	211,490,649
United Kingdom	-	471,002,953	-	471,002,953
United States	343,462,966	-	-	343,462,966
Short-Term Investments	385,591,753	-	-	385,591,753
Total Investments	$2,887,608,857	$3,554,469,998	$-	$6,442,078,855

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$2,465,018	$-	$-	$2,465,018
Brazil	1,781,953	-	-	1,781,953
China	4,500,919	8,666,365	-	13,167,284
Czech Republic	-	723,979	-	723,979
Hong Kong	-	2,593,151	-	2,593,151
India	2,130,588	2,569,091	-	4,699,679
Indonesia	723,220	787,116	-	1,510,336
Mexico	3,484,183	-	-	3,484,183
Peru	866,725	-	-	866,725
Russia	2,244,252	-	-	2,244,252
South Africa	962,040	1,008,935	-	1,970,975
South Korea	-	1,859,915	-	1,859,915
Spain	-	688,339	-	688,339
Switzerland	-	1,190,140	-	1,190,140
Taiwan	3,005,688	766,628	-	3,772,316
Thailand	-	593,193	-	593,193
Turkey	-	221,628	-	221,628
United Arab Emirates	-	877,895	-	877,895
United States	724,378	-	-	724,378
Vietnam	-	500,551	-	500,551
Short-Term Investments	1,866,470	-	-	1,866,470
Total Investments	$24,755,434	$23,046,926	$-	$47,802,360

*	The Fund did not hold any 3 securities at period end.

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$2,377,648	$-	$-	$2,377,648
Canada	4,671,113	-	-	4,671,113
China	-	2,550,671	-	2,550,671
France	-	3,447,063	-	3,447,063
Germany	-	1,987,991	-	1,987,991
Hong Kong	-	2,230,274	-	2,230,274
India	2,401,774	-	-	2,401,774
Japan	-	2,215,420	-	2,215,420
Netherlands	-	230,761	-	230,761
Sweden	-	1,079,415	-	1,079,415
Switzerland	1,673,902	-	-	1,673,902
Taiwan	2,013,535	-	-	2,013,535
United Kingdom	2,529,281	1,849,421	-	4,378,702
United States	42,327,752	-	-	42,327,752
Short-Term Investments	706,527	-	-	706,527
Total Investments	$58,701,532	$15,591,016	$-	$74,292,548

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2019 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$-	$572,354	$-	$572,354
Brazil	328,342	-	-	328,342
Canada	717,753	-	-	717,753
China	-	428,087	-	428,087
Denmark	-	155,161	-	155,161
Germany	-	863,585	-	863,585
India	-	157,948	-	157,948
Ireland	163,799	160,818	-	324,617
Italy	-	366,102	-	366,102
Japan	-	2,244,933	-	2,244,933
Jersey	-	123,420	-	123,420
Mexico	132,149	-	-	132,149
Netherlands	339,834	-	-	339,834
South Korea	-	577,979	-	577,979
Sweden	105,449	1,081,435	-	1,186,884
Switzerland	208,932	385,909	-	594,841
Taiwan	-	334,464	-	334,464
United Kingdom	121,059	1,444,054	-	1,565,113
United States	128,010	-	-	128,010
Equity Certificates	-	140,564	-	140,564
Short-Term Investments	355,764	-	-	355,764
Total Investments	$2,601,091	$9,036,813	$-	$11,637,904

*	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/1/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/1/19